Schedule of Investments (unaudited)
February 28, 2025
BlackRock Energy Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Energy Equipment & Services — 7.6%
ARC Resources Ltd.	259,409	$ 4,791,020
Archrock, Inc.	164,794	4,469,213
Kodiak Gas Services, Inc.	100,387	4,316,641
Poseidon Concepts Corp.(a)(b)	35,081	—
Saipem SpA(b)	1,228,343	2,830,171
TechnipFMC PLC	117,314	3,453,724
Tenaris SA	137,493	2,599,744
		22,460,513
Oil, Gas & Consumable Fuels — 91.0%
BP PLC	2,273,626	12,510,298
Cameco Corp. (CAD)	86,316	3,800,469
Canadian Natural Resources Ltd.	298,482	8,427,848
Cheniere Energy, Inc.	45,634	10,430,107
Chevron Corp.	201,072	31,894,041
ConocoPhillips	104,558	10,366,926
Diamondback Energy, Inc.	50,514	8,029,705
EOG Resources, Inc.	94,264	11,965,872
EQT Corp.	62,412	3,006,386
Exxon Mobil Corp.	516,091	57,456,411
Gazprom PJSC(a)(b)	639,500	72
Gaztransport Et Technigaz SA	24,936	3,814,124
Hess Corp.	61,488	9,158,023
Kosmos Energy Ltd.(b)	730,342	2,052,261
Marathon Petroleum Corp.	46,771	7,024,069
Pembina Pipeline Corp.	184,517	7,172,791
Permian Resources Corp., Class A	337,441	4,754,544
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Shell PLC	865,239	$ 28,912,287
Suncor Energy, Inc.	213,693	8,176,979
Targa Resources Corp.	48,121	9,706,968
TotalEnergies SE	231,864	13,979,842
Tourmaline Oil Corp.	116,534	5,376,633
Williams Cos., Inc. (The)	221,381	12,879,947
		270,896,603
Total Long-Term Investments — 98.6% (Cost: $203,850,411)		293,357,116
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.24%(c)(d)	3,142,959	3,142,959
Total Short-Term Securities — 1.0% (Cost: $3,142,959)		3,142,959
Total Investments — 99.6% (Cost: $206,993,370)		296,500,075
Other Assets Less Liabilities — 0.4%		1,060,930
Net Assets — 100.0%		$ 297,561,005

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/25	Shares Held at 02/28/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 120 (b)	$ —	$ (120)	$ —	$ —	—	$ 47 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	2,548,266	594,693 (b)	—	—	—	3,142,959	3,142,959	175,247	—
				$ (120)	$ —	$ 3,142,959		$ 175,294	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited) (continued)
February 28, 2025
BlackRock Energy Opportunities Fund
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Energy Equipment & Services	$ 17,030,598	$ 5,429,915	$ —	$ 22,460,513
Oil, Gas & Consumable Fuels	211,679,980	59,216,551	72	270,896,603
Short-Term Securities
Money Market Funds	3,142,959	—	—	3,142,959
	$ 231,853,537	$ 64,646,466	$ 72	$ 296,500,075

Currency Abbreviation
CAD	Canadian Dollar